ACQUISITION OF DECAHEDRON, LTD. (Details 2) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Cost of revenues	$ 8,154,554	$ 5,632,433	$ 19,509,987	$ 9,384,657	$ 28,057,111	$ 6,154,396
Gross profit	702,334	480,098	1,312,330	843,790	1,956,267	601,040
Operating expenses	781,119	1,276,738	1,540,663	3,625,258	6,828,588	803,547
Operating loss	(78,785)	(796,640)	(228,333)	(2,781,468)	(4,872,321)	(202,507)
Income tax (expense)			28	32	2,801	769
Other comprehensive loss	$ 963,755	$ (951,274)	(2,227,101)	(3,000,027)	(6,544,534)	(545,787)
Decahedron Ltd [Member] | Proforma [Member]
Revenues			20,822,317	10,421,894	30,206,825	8,756,772
Cost of revenues			19,509,987	9,584,090	28,256,544	8,128,159
Gross profit			1,312,330	837,804	1,950,281	628,613
Operating expenses			1,540,663	3,653,255	6,856,585	991,901
Operating loss			(228,333)	(2,815,451)	(4,906,304)	(363,288)
Other income (expense)			(2,039,082)	(129,492)	(1,372,288)	(506,343)
Income tax (expense)			(28)	(32)	(2,801)	30,803
Net Loss			(2,267,443)	(2,944,975)	(6,281,393)	(838,828)
Other comprehensive loss			46,103	(126,677)	(343,766)	1,940
Comprehensive net loss			$ (2,221,340)	$ (3,071,652)	$ (6,616,159)	$ (836,888)